Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses
Interest and amortization of debt issue costs	$ (36,360)	$ (44,713)	$ (48,779)
Borrowings cancellation costs	(5,141)	(6,308)
Bank charges and other financial results	(9,546)	(8,012)	(9,909)
Unwinding of long-term liabilities	(6,026)	(5,079)	(5,894)
Financial expenses total	(57,073)	(64,112)	(64,582)
Financial income
Interest received	3,180	1,652	3,166
Financial income total	3,180	1,652	3,166
Foreign exchange gains and losses
Foreign exchange gain (loss), net	19,725	5,049	(2,720)
Realized result on currency risk management contracts			(9,414)
Unrealized result on currency risk management contracts			(874)
Foreign exchange gains and losses total	19,725	5,049	(13,008)
Total Financial results	$ (34,168)	$ (57,411)	$ (74,424)